Debt (Details) - Part 1 - Wealth South A Division Of Farmers National Bank Of Danville [Member] - USD ($)				3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 18, 2022	Dec. 31, 2021	Jun. 25, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Part 1 [Line Items]
Minimum debt service coverage ratio of the prospective acquiree			1				1
Line of credit faciltiy maturity date			Jun. 25, 2023				Jun. 25, 2023
Revolving Credit Facility [Member]
Debt (Details) - Part 1 [Line Items]
Line of credit maximum borrowing capacity			$ 2,000,000
Period within which repayment for each draw shall be made			120 days
Percentage per draw on the loan facility availed			85.00%
Debt instrument variable interest rate spread			0.50%				0.50%
Revolving Credit Facility [Member] | Minimum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member]
Debt (Details) - Part 1 [Line Items]
Original Principal			$ 8,000,000
Percentage per draw on the loan facility availed			85.00%
Closed End Line Of Credit Facility [Member] | Minimum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage			3.57%
Closed End Line Of Credit Facility [Member] | First Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt fixed interest rate percentage			3.98%
Closed End Line Of Credit Facility [Member] | After Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Debt instrument variable interest rate spread			0.65%				0.65%
Closed End Line Of Credit Facility [Member] | Within Two Years Of Entering Into The Term Loan [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt prepayment penalty percentage		2.00%				2.00%	2.00%			2.00%	2.00%
Closed End Line Of Credit Facility [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt prepayment penalty percentage		1.00%				1.00%	1.00%			1.00%	1.00%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt maturity date	Aug. 18, 2022
Amortization of debt issuance costs				$ 1,412	$ 1,924			$ 5,436	$ 4,734		$ 1,357
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | First Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Debt instrument variable interest rate spread	5.25%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member]
Debt (Details) - Part 1 [Line Items]
Percentage per draw on the loan facility availed	85.00%
Debt instrument variable interest rate spread	0.65%					0.65%
Closed End Line Of Credit Facility [Member] | Amendment Agreement [Member] | After Five Years [Member] | Maximum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt variable interest rate percentage	4.75%					4.75%				4.75%
Revolving Credit Facility And Closed End Line Of Credit Facility [Member]
Debt (Details) - Part 1 [Line Items]
Percentage of initial contribution to be made towards equity			15.00%
Term Loans To Acquire A Practise [Member] | Maximum [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt term		10 years	10 years				10 years				10 years
Practice Only Term Loans [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt remaining term		9 years								9 years
Real Estate Term Loan [Member]
Debt (Details) - Part 1 [Line Items]
Long term debt remaining term		19 years								19 years